SHARE-BASED COMPENSATION (Details 3) (Non-vested restricted stock units) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2014 Youku Tudou Plan USD ($)
Number of non-vested restricted stock units
Non-vested, beginning of period (in shares)			65,878,182
Granted (in shares)			54,263,052
Vested (in shares)			(27,474,210)
Forfeited (in shares)			(6,911,910)
Non-vested, end of period (in shares)			85,755,114
Weighted average grant-date fair value
Non-vested, beginning of period (in dollars per share)			$ 1.2132
Granted (in dollars per share)			$ 1.6268
Vested (in dollars per share)			$ 1.3911
Forfeited (in dollars per share)			$ 1.4478
Non-vested, end of period (in dollars per share)			$ 1.3990
Unrecognized share-based compensation cost
Unrecognized share based compensation expense	$ 110,556	685,956
Remaining vesting period	2 years 9 months 22 days	2 years 9 months 22 days